Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	Level 1	Level 2	Level 3
December 31, 2023 – Assets
Investments held in Trust Account	$114,641,527	—	—
December 31, 2022 – Assets
Investments held in Trust Account	$294,395,846	—	—